EQUITY METHOD INVESTMENTS - Rollforward of the Investment in Equity Method Investees (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Equity Method Investment [Roll Forward]
Investment in equity method investees, March 31, 2017	$ 702,751	$ 702,751
March cash distribution		4,936	$ 15,645
Investment in equity method investees, net of basis difference, February 28, 2017		707,415
Summit Midstream Partners, LLC | OGC
Equity Method Investment [Roll Forward]
Investment in equity method investees, March 31, 2017	702,751	$ 702,751
March cash distribution	2,884
Basis difference	(140,198)
Investment in equity method investees, net of basis difference, February 28, 2017	$ 565,437